Other current liabilities - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous current liabilities [abstract]
Advance invoiced customers	$ 1,694	$ 5,447
Revenue recognized from advances from invoiced customers	$ 5,342	$ 7,092
Liability balance for advance invoiced customers			$ 7,367